Prepaid Assets (Details) - Schedule of prepaid assets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Prepaid Assets Abstract
Prepayments for advertising or marketing	$ 5,485,325	$ 4,909,840
Prepayment of celebrity endorsement fee	141,774	228,265
Total	$ 5,627,099	$ 5,138,105